SUPPLEMENT for the Commonwealth of Pennsylvania
                      dated November 1, 2000 to PROSPECTUS
                             dated June 7, 2000 for
          PREMIERE SURVIVOR issued by Protective Life Insurance Company



The information provided in the "Deductions from Premium Payments" section on Page 7 is amended as follows:

Policy Year                  Current Charge                      Maximum Charge
-----------                  --------------                      --------------
1-20                         7.5%                                        8.0%
21+                          2.0%                                        2.5%



The second and third sentences in the "Deductions from Policy Value" section on Page 8 are amended as follows:

         Monthly administration fees are currently $.035 per $1,000 of Basic Face Amount (guaranteed not to exceed $.04 per $1,000) during Policy Years 1 through 20. This charge is not assessed after the twentieth policy year.



The first paragraph under the "Policy Split Option Endorsement" section on Page 27 is amended as follows:


         Policy Split Option Endorsement. Under this endorsement, the Owner(s) may exchange the Policy for two individual permanent life insurance policies, one on the life of each of the Joint Insureds by making a written request to the Home Office.



The information provided in the "Premium Expense Charge" section on Page 30 is amended as follows:

Policy Year          Current Charge                              Maximum Charge
-----------          --------------                              --------------
1-20                     7.5%                                        8.0%
21+                      2.0%                                        2.5%




The third and fourth sentences of the first paragraph in the "Monthly Administration Fee" section on Page 32 are amended as follows:

         The monthly administration fee is currently equal to $.035 per $1,000 of Basic Face Amount (guaranteed not to exceed $.04 per $1,000) in Policy Years 1 through 20. This fee is no longer assessed after the twentieth Policy Year.










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The  entries on the  tables on Page 35 for the  Policy's  Sales  Charges/Premium
Expense Charge and Administration Fees are amended as follows:


         Sales Charges/Premium Expense                        Percentage of
                                                              each
                                                              premium payment
                                                              as follows:
         Charge                                               8.0% in Policy
                                                              Years 1 through 20
                                                              2.5% in Policy
                                                              Years 21+


         Administrative                                       Fees   A   maximum
                                                              monthly     charge
                                                              equal  to $.04 per
                                                              $1,000    of   the
                                                              Basic Face  Amount
                                                              in Policy  Years 1
                                                              through        20.
                                                              Additional  charge
                                                              for the  first  12
                                                              months   after  an
                                                              increase   in  the
                                                              Supplemental  Face
                                                              Amount   based  on
                                                              the    amount   of
                                                              increase.




ILLUSTRATIONS OF POLICY VALUES:

The revised charge structure will impact the hypothetical Illustrations on Pages 38 through 41 of the Prospectus. For a comparable Illustration of Policy Values based upon the proposed Joint Insureds' individual circumstances, please consult your Registered Representative.